Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rent Expenses Incurred To Related Party	$ 852	$ 869	$ 847
Research And Development Expense Government Grants	16	0	0
Interest Expense, Related Party	183	221	237
Other Comprehensive Income (Loss), Tax	0	0	0
Discontinued Operations [Member]
Other Comprehensive Income (Loss), Tax	$ 0	$ 0	$ 0